40 Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

40  Subsequent events

40.1    Performance Prize

On February 12, 2020, the Company approved the short-term incentive program, denominated Performance Premium - PPD, of a variable nature, in order to align efforts at different organizational levels with the Company's strategic objectives. This program was developed considering its technical consistency and considering the best market practices, with the support of FIA - Fundação Instituto de Administração, a consulting firm specializing in projects to modernize people management practices in public and private companies. Thus, Copel improves its management by goals and improves its culture of meritocracy, ensuring efficient execution of its strategic plan. Safeguarding the values of the Company, the implementation of this program reflects the commitment assumed by Management with the improvement of operational efficiency of the Copel group and with the highest standards of Corporate Governance, strengthening the cornerstones for continuity and sustainable growth of the business.

40.2    HPP Gov. Bento Munhoz da Rocha Neto

On March 3, 2020, Copel GeT filed its registered manifestation with the Ministry of Mines and Energy - MME for inclusion, under the terms of Federal Decree No. 9,271/2018, of its subsidiary SPE F.D.A. Geração de Energia Elétrica. On the same date, this Special Purpose Entity (SPE) signed with ANEEL the concession contract for exploration of HPP Gov. Bento Munhoz da Rocha Neto (“GBM” or “Foz do Areia”), whereby formalizing plant ownership transfer. The purpose of the registered manifestation is to enable a new concession grant for 30 years for HPP Foz do Areia, subject to a process of disposal of control of the respective SPE, pursuant to the provisions of the aforementioned Federal Decree, within a period of up to 18 months before the date of end of the current concession contract, namely September 17, 2023.

The transfer of plant`s assets from Copel GeT to F.D.A. Geração de Energia Elétrica was carried out in the first quarter of 2020.

40.3    TPP Araucária – Gas Contract

A natural gas supply contract was signed between Petróleo Brasileiro S.A. - Petrobras and GPP Araucária Ltda. - GPPA, for the Araucária Thermoelectric Plant, effective February 21, 2020 to December 31, 2020, with warranty by Copel, which provides for supply of 2,150,000 cubic meters of natural gas per day, without mandatory gas taking. As a result, TPP Araucária will remain available to the National Interconnected System - SIN and may be commissioned at the discretion of the National System Operator (ONS).

40.4    Jandaíra Wind Complex

On March 30, 2020, Ministry of Mines and Energy - MME issued Ordinances 140, 141, 142 and 143, which authorized the companies Jandaíra I Energias Renováveis S.A., Jandaíra II Energias Renováveis S.A., Jandaíra III Energias Renováveis S.A. and Jandaíra IV Energias Renováveis S.A., respectively, to establish themselves as Independent Electric Energy Producers, through the implementation and operation of the wind power plants Jandaíra I, Jandaíra II, Jandaíra III and Jandaíra IV.

40.5    Effect of the coronavirus (COVID-19) on the financial statements

The Company has constantly assessed the impacts and potential impacts of the Coronavirus (COVID-19) in the administrative and operations and has taken measures to contain the spread of the disease at Company and minimize economic impacts. The expectation of a drop in growth and a recession in some business segments, resulting from the suspension of certain businesses and activities caused by the coronavirus outbreak, affect the performance of the Brazilian economy, with subsequent effects on Copel's operations, mainly impacting the reduction in the demand for electricity, which may expose the energy levels already contracted in the free market and also affect the regulatory limits of contracting in the regulated market. In addition, the Company may have effects resulting from: (i) an increase in defaults, (ii) a reduction in short-term future prices, and (iii) delay in the construction schedule, consequently resulting in a greater impact on the Company's financial results.

On April 8, 2020, Provisional Measure No. 950 was issued by Federal Government, which provides for temporary emergency measures for the electricity sector to deal with the state of public calamity, establishing an exemption in energy tariffs, funded by the electricity sector charge Energy Development Account (CDE), for low-income consumers up to the consumption of 220 kWh per month, for a period of three months, and providing resources through a credit operation destined to provide financial relief to electricity distributors.

It should be noted that the provisional measure does not reach the free market energy contracts. Copel may have an impact on collection from the free market, due to the reduction in contracted volumes, or the postponement of the expiration of its customers' energy bills. Eventual temporary and emergency measures by the Federal Government should not reach the free energy market, which should seek bilateral negotiations or have the situation arbitrated by the Judiciary.

In relation to the captive market, Copel estimates that in the short term there will be a reduction in revenue and collection of receivables from the supply of energy, as well as a possible increase in the default of large customers, served by high voltage, and also of the class of commercial consumption, as a result of the extension of the social distancing policy. In the medium term, the effects can be extended to other consumption classes, especially residential.

A possible increase in consumer defaults, coupled with the drop in tax collection and the stoppage of several commercial and industrial activities resulting from social isolation measures may adversely affect the Company's financial and economic results. Eventually, with the reduction in energy consumption, the Company may be in a position higher than the permitted regulatory limit for overcontracting of electricity.

Copel has followed the electricity demand projections issued by official bodies in the electricity sector, which already show signs of retraction in 2020, strongly impacted by the decrease in consumption in the commercial and industrial segments. This decrease has caused notifications by energy buyers, under the perspective and allegation of fortuitous circumstances and force majeure generated by the Covid-19 pandemic, requiring a reduction in the amounts of energy contracts and / or installments of falling bills.

Forced by the retraction of the electricity demand, the PLD and GSF projections for the remainder of 2020 already show a reduction in relation to the projections prior to the establishment of the state of public calamity caused by the Covid-19 pandemic. Another point of attention is the possible impacts on the implementation schedule of generation and transmission projects, or even on the availability of existing assets resulting from local actions that prevent access to facilities or problems with suppliers in the sector, also affected by the crisis .

In order to monitor and mitigate the impacts and consequences in the main activities, the Company established a contingency commission and has been constantly monitoring its contracts, the liquidity of the energy market and the short-term price, as well as the negotiations with the Regulatory Agency of the Brazilian Electricity Sector for the implementation of guidelines that guarantee the maintenance of economic and financial sustainability of the entire chain of generation, transmission, sale and distribution of electric energy.

To guarantee the fulfillment of financial commitments and preserve the working capital required for operations throughout the crisis period, the Company considers the possibility of raising external resources and the cash relief obtained with possible structural measures by the government and other sectorial institutions and, at the same time, works internally with actions to reduce expenses and postpone investments.

It should be noted, however, that there has been no material impact on its business that could modify the measurement of its assets and liabilities presented in the financial statements on December 31, 2019 and up to the date of this publication.

40.6       Solar Paraná GD Participações S.A,

On March 17, 2020, the Company's Board of Directors unanimously approved the acquisition of a 49% interest in six distributed generation photovoltaic projects, which total an installed capacity of 5.36MW, called Complexo Bandeirantes. The company called Solar Paraná GD Participações S.A. will be the holding company for these projects. Copel expects to invest around R$ 10,500, with disbursement until September 2020.

40.7       Caiuá Transmissora de Energia S.A,

On April 22, 2020, the capital contribution in the total amount of R$ 18,169 in Caiuá Transmissora de Energia S.A, was approved by the Extraordinary General Meeting, of which R$ 8,903 will be paid by Copel Geração e Transmissão SA, corresponding to its 49% of percentage of interest in Company. The amount of the contribution will be allocated to the payment of deferred taxes resulting from the change in Caiuá's tax regime, from Real Profit to Presumed Profit.